Subsequent Events (Details) - Details-2 - USD ($)			3 Months Ended	12 Months Ended
	Feb. 02, 2024	Apr. 27, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Convertible notes			$ 52,700,000
Convertible note accrued interest rate		15.00%
Convertedshares		4,971,076
Aggregate redemption amount			36,309,429	$ 36,309,429
Trust account			10,770,000	$ 10,770,000
2023 Convertible Note Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate accrued interest		25.00%
Business Combination [Member] | 2023 Convertible Note Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate accrued interest		8.00%
2023 Convertible Notes [Member]
Subsequent Events [Line Items]
Convertible notes		$ 17,400,000	$ 17,400,000
2023 Convertible Notes [Member] | Promissory Notes [Member]
Subsequent Events [Line Items]
Convertible price per share		$ 2.75
Convertible Notes Payable [Member] | Promissory Notes [Member]
Subsequent Events [Line Items]
Convertible price per share		$ 10
Class A Common Stock [Member]
Subsequent Events [Line Items]
Common stock, shares issued
Redemption price per share			$ 10.61	$ 10.51	$ 10.1
Class A Common Stock [Member] | BTIG Engagement Letter [Member]
Subsequent Events [Line Items]
Common stock, shares issued				3,428,783
Class A Common Stock [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Common stock, shares issued			3,428,783	3,428,783
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Non-Redeemed Shares	$ 410,456
Common Stock Subject to Mandatory Redemption [Member]
Subsequent Events [Line Items]
Redemption price per share				$ 10.59
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Forfeited shares	82,091
Class B Common Stock [Member]
Subsequent Events [Line Items]
Common stock, shares issued			7,187,500	7,187,500	7,187,500
Class B Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Forfeited shares	41,046